Taxes On Income	12 Months Ended
Dec. 31, 2012
Taxes On Income [Abstract]
Taxes On Income
NOTE 13:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rates in Israel: Taxable income of Israeli companies is subject to tax at the rate of 25% in 2010, 24% in 2011 and 25% in 2012 and onwards.

2.

Tax benefits under the Israel Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Various industrial projects of NICE and its Israeli subsidiary have been granted "Approved Enterprise" and "Privileged Enterprise" status, which provides certain benefits, including tax exemptions and reduced tax rates. Income not eligible for Approved Enterprise and Privileged Enterprise benefits is taxed at a regular rate.

In the event of distribution of dividends from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved Enterprise's income. The tax-exempt income attributable to the "Approved Enterprise" programs mentioned above can be distributed to shareholders without subjecting the Company to taxes only upon the complete liquidation of NICE or its Israeli subsidiary. Tax-exempt income generated under the Company's Privileged Enterprise program will be subject to taxes upon dividend distribution (which includes the repurchase of the Company's shares) or complete liquidation.

The entitlement to the above benefits is conditional upon the Company's fulfilling the conditions stipulated by the Law and regulations published thereunder. Should the Company fail to meet such requirements in the future, income attributable to its Approved Enterprise and Privileged Enterprise programs could be subject to the statutory Israeli corporate tax rate and the Company could be required to refund a portion of the tax benefits already received, with respect to such programs. As of December 31, 2012, management believes that the Company is in compliance with all the conditions required by the Law.

The Company does not intend to distribute any amounts of its undistributed tax exempt income as dividends as it intends to reinvest its tax-exempt income within the Company. Accordingly, no deferred income taxes have been provided on income attributable to the Company's Approved or Privileged Enterprise programs as the undistributed tax exempt income is essentially permanent in duration.

As of December 31, 2012, approximately $ 310,000 is tax-exempt attributable to its various Approved and Privileged Enterprise programs. If such tax exempt income is distributed (other than in respect of the Approved Enterprise programs upon the complete liquidation of the Company), it would be taxed at the reduced corporate tax rate applicable to such profits (between 10%- 25%) and an income tax liability of approximately $ 56,000 would be incurred as of December 31, 2012.

During December 2010, the Law for Economic Policy for 2011 and 2012 (Amended Legislation) was passed, and among other things, amended the Law, ("the Amendment") effective January 1, 2011. According to the Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire preferred income (as part of its "Preferred Enterprise"). The Company has generally elected for the Preferred Enterprise regime to apply (the waiver is non-recourse) from January 1, 2012 and from then, assuming validly made, it will be subject to the amended tax rates as follows: 2012 - 15%, 2013 and 2014 - 12.5% and in 2015 and thereafter - 12%

In November 2012, as a temporary fiscal raising measure, an order was passed in Israel intended to encourage companies to voluntarily elect for an immediate payment of corporate tax on previously tax-exempted earnings which were earned pursuant to Approved and Privileged Enterprises ("the Order"). The Order does not require the actual distribution of these previously tax-exempted earnings. The Order provides, for those companies which so elect before November 2013, partial Israeli tax relief calculated on a linear basis: the greater the release of the previously tax-exempted earnings, the higher the relief from corporate tax which otherwise would have applied upon an actual distribution. According to the statutory linear formula provided in the Order, the corporate income tax to be paid, would vary from a 6% to a 17.5% effective tax rate. The Company is currently assessing the impact of the Order.

3.	Tax benefits under the Israeli Law for the Encouragement of Industry (Taxation), 1969:

NICE is an "Industrial Company" as defined by the above law and, as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of cost of purchased know-how and patents for tax purposes over 8 years.

b.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the Company's foreign subsidiaries. This is because the Company has the intent and ability to reinvest these earnings indefinitely in the foreign subsidiaries and therefore those earnings are continually redeployed in those jurisdictions. As at December 31, 2012, the amount of undistributed earnings of non-Israeli subsidiaries which is considered indefinitely reinvested was $ 209,000 with a corresponding unrecognized deferred tax liability of $ 42,700. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

c.	Net operating loss carryforward:

As of December 31, 2012, certain subsidiaries had tax loss carry-forwards totaling approximately $ 126,000 which can be carried forward and offset against taxable income with expiration dates ranging from 2013 and onwards. Approximately $ 92,000 of these carry-forward tax losses have no expiration date. The balance expires between 2013 and 2029.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses increasing taxes before utilization.

d.

Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2012	2011
Deferred tax assets:
Net operating losses carryforward *)	$27,606	$30,164
Acquired intangibles	275	1,573
Share based payments	7,655	7,037
Reserves, allowances and other	9,727	8,400

Deferred tax assets before valuation allowance	45,263	47,174
Valuation allowance	(14,667)	(19,987)

Deferred tax assets	30,596	27,187

Deferred tax liabilities:
Acquired intangibles	(68,795)	(39,742)

Deferred tax liabilities, net	$(38,199)	$(12,555)

*)

Including deferred taxes on losses for US income tax purposes as of December 31, 2012 and 2011, derived from the exercise of employee stock options in the amount of $ 9,600 and $ 9,300, respectively. The benefit derived from the exercise of employee stock options was not recorded through additional paid in capital as required under ASC 718 since a full valuation allowance was provided in this respect. As a result, there is no impact on the Company's shareholders' equity and on the deferred taxes for each of the years presented.

	December 31,
	2012	2011

Current deferred tax assets	$15,564	$10,405
Long-term deferred tax assets	4,615	5,066
Current deferred tax liabilities	(37)	(260)
Long-term deferred tax liabilities	(58,341)	(27,766)

Deferred tax liabilities, net	$(38,199)	$(12,555)

Long-term deferred tax assets are included within other long-term assets in the balance sheets. Current deferred tax liabilities are included within accrued expenses and other liabilities in the balance sheets.

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry forwards and other reserves and allowances due to uncertainty concerning realization of these deferred tax assets.

e.	A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year ended December 31,
	2012	2011	2010

Income before taxes on income, as reported in the consolidated statements of income	$53,900	$69,649	$58,237

Statutory tax rate in Israel	25%	24%	25%
Approved and Privileged Enterprise benefits *)	(11.6)%	(12.8)%	(7.7)%
Changes in valuation allowance	(7.0)%	(0.5)%	(2.5)%
Earnings taxed under foreign law	(17.4)%	(0.4)%	(5.7)%
Tax Settlements and other adjustments of prior year provisions	(17.3)%	7.1%	4.3%
Other	2.3%	0.4%	3.0%

Effective tax rate	(26.0)%	17.8%	16.4%

*) Net earnings per ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status
Basic	$0.10	$0.10	$0.09

Diluted	$0.10	$0.10	$0.09

f.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2012	2011	2010

Domestic	$67,559	$46,858	$38,608
Foreign	(13,659)	22,791	19,629

	$53,900	$69,649	$58,237

g.	Taxes on income are comprised as follows:

	Year ended December 31,
	2012	2011	2010

Current	$10,250	$21,136	$14,443
Deferred	(24,244)	(8,750)	(4,913)

	$(13,994)	$12,386	$9,530

Domestic	$16,856	$5,764	$4,384
Foreign	(30,850)	6,622	5,146

	$(13,994)	$12,386	$9,530

Of which:

	Year ended December 31,
	2012	2011	2010

Domestic Taxes
Current	$17,933	$8,097	$4,872
Deferred	(1,077)	(2,333)	(488)

	$16,856	$5,764	$4,384
Foreign Taxes
Current	$(7,749)	$13,039	$9,571
Deferred	(23,101)	(6,417)	(4,425)

	$(30,850)	$6,622	$5,146

Taxes on income	$(13,994)	$12,386	$9,530

h.	Uncertain tax positions:

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2012	2011

Uncertain tax positions, beginning of year	$43,435	$36,029
Increases in tax positions for prior years	-	936
Decreases in tax positions for prior years	(3,147)	-
Increases in tax positions for current year	6,046	7,448
Settlements	(8,369)	(978)

Uncertain tax positions, end of year	$37,965	$43,435

Unrecognized tax benefits included $ 37,804 of tax benefits, which if recognized, would reduce the Company's annual effective tax rate. The Company has further accrued $ 4,107 due to interest related to uncertain tax positions as of December 31, 2012.

During 2012, prior tax years in Israel, the U.S. and the United Kingdom were closed by way of the expiration of the statute of limitations and settlements reached with those tax authorities through routine tax audits.  The Company is currently in the process of routine Israeli income tax audits for the tax years 2006 through 2011. As of December 31, 2012, the Company is still subject to further Israeli income tax audits for the tax year of 2012, to U.S. federal income tax audits for the tax years of 2010 through 2012 and to other income tax audits for the tax years of 2007 through 2012.